Consolidated Balance Sheets - USD ($)		Sep. 30, 2025	Sep. 30, 2024
Current assets:
Cash and cash equivalents		$ 645,912	$ 659,320
Restricted cash		320,513
Accounts receivable, net		11,765,180	13,237,577
Deferred listing cost			1,928,701
Deposits, prepayment and other receivables		460,363	473,897
Total current assets		13,191,968	17,082,701
Non-current assets:
Property, plant and equipment, net		51,428	33,322
Right-of-use assets - operating leases, net		458,640	1,009,259
Right-of-use assets - finance lease, net		120,914	154,953
Deposits		512,821
Deferred tax assets		193,208	172,617
Total non-current assets		1,337,011	1,370,151
TOTAL ASSETS		14,528,979	18,452,852
Current liabilities:
Bank overdraft		717,306	591,207
Bank loans – current		1,923,075	897,435
Accounts payable		5,278,790	6,546,974
Accruals and other current liabilities		375,001	165,577
Operating lease liabilities – current		215,575	594,589
Finance lease liabilities – current		36,592	34,731
Income tax payables		433,915	462,563
Total current liabilities		8,980,254	11,723,767
Non-current liabilities
Operating lease liabilities – non-current		223,182	394,392
Finance lease liabilities – non-current		93,064	125,721
Total non-current liabilities		316,246	520,113
TOTAL LIABILITIES		9,296,500	12,243,880
Commitments and contingencies
Shareholders’ equity
Ordinary shares, no par value, 12,500,000 shares authorized; and 2,500,000 and 3,200,000 shares issued and outstanding at September 30, 2024 and 2025, respectively*	[1]
Additional paid-in capital		9,907,876	153,647
Retained earnings (accumulated loss)		(4,618,233)	6,055,325
New Century Logistics (BVI) Limited Total Shareholders’ Equity		5,289,643	6,208,972
Non-controlling interest		(57,164)
Total shareholders’ equity		5,232,479	6,208,972
TOTAL LIABILITIES AND EQUITY		14,528,979	18,452,852
Related Party [Member]
Current assets:
Due from related parties			783,206
Current liabilities:
Loan payable – related party			$ 2,430,691

[1]	Retroactively restated for effect of 1-for-8 reverse stock splits on November 14, 2025.